Form N-CSR Cover	6 Months Ended
May 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST II
Entity Central Index Key	0000798250
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026